Stock-Based Compensation (Narrative) (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Issuance of common stock		2,700,000	10,110,000
Compensation cost related to options granted		$ 333,422	$ 2,480,970
Range of exercise prices for options, lower range limit	$ 0.04	$ 0.04	$ 0.04
Range of exercise prices for options, upper range limit	$ 2.00	$ 2.00	$ 2.00
Aggregate intrinsic value for outstanding options	$ 3,034,841	$ 981,088	$ 2,085,866
Aggregate intrinsic value for vested and exercisable options	$ 3,034,841	$ 981,088	$ 2,085,866
Weighted average remaining contractual term for outstanding exercisable stock options	6 years 1 month 6 days	6 years 7 months 13 days	7 years 4 months 24 days
Stock Incentive Plan
Non-statutory options expiration period		10 years
Stock options term		10 years	10 years
Common stock shares reserved		35,000,000	35,000,000
Shares available for grant		2,028,281
Issuance of common stock		2,700,000	10,110,000
Range of exercise prices for options, lower range limit		$ 0.14	$ 0.11
Range of exercise prices for options, upper range limit		$ 0.18	$ 0.42
Aggregate intrinsic value for outstanding options		$ 333,422	$ 2,500,000
Aggregate intrinsic value for vested and exercisable options		$ 333,422	$ 2,500,000
Stock Incentive Plan | Maximum
Non-statutory options vesting period		3 years